Results for the Year (Tables)	12 Months Ended
Dec. 31, 2022
Results for the Year
Schedule of revenue by type and collaboration partner under agreements

(DKK million)	2022	2021	2020

Revenue by type:
Royalties	11,672	6,977	4,741
Reimbursement revenue	818	531	431
Milestone revenue	1,767	954	351
License revenue	6	-	4,588
Collaboration revenue	332	20	-

Total	14,595	8,482	10,111

Revenue by collaboration partner:
Janssen	10,620	6,847	4,693
AbbVie	1,174	245	4,398
Roche	796	603	305
Novartis	815	236	212
BioNTech	708	416	230
Seagen	413	135	201
Other	69	-	72

Total	14,595	8,482	10,111

Royalties by product:
DARZALEX	10,056	6,135	4,419
TEPEZZA	796	593	298
Kesimpta	779	235	10
Other	41	14	14

Total	11,672	6,977	4,741

Schedule of segment disclosures in the financial statements as the group's business activities.

	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets

(DKK million)	2022		2021		2020

Denmark	14,595	211	8,482	269	10,111	344
Netherlands	-	793	-	422	-	380
United States	-	442	-	470	-	370
Japan	-	70	-	95	-	-

Total	14,595	1,516	8,482	1,256	10,111	1,094

Schedule of staff cost

	2022	2021	2020
(DKK million)

Wages and salaries	1,913	1,174	694
Share-based compensation	439	310	200
Defined contribution plans	112	80	51
Other social security costs	263	155	108
Government grants	(144)	(122)	(119)

Total	2,583	1,597	934

Staff costs are included in the income statement as follows:
Research and development expenses	1,662	1,190	803
Selling, general and administrative expenses	1,065	529	250
Government grants related to research and development expenses	(144)	(122)	(119)

Total	2,583	1,597	934

Average number of FTE	1,460	1,022	656
Number of FTE at year-end	1,660	1,212	781

Schedule of corporate and deferred Tax

	2022	2021	2020
(DKK million)

Current tax on profit	1,498	968	1,191
Adjustment to deferred tax	107	(371)	(112)
Adjustment to unrecognized deferred tax assets	(92)	378	67

Total tax for the period in the income statement	1,513	975	1,146

	2022	2021	2020
(DKK million)

Net profit before tax	7,035	3,983	5,904

Tax at the Danish corporation tax rate of 22% for all periods	1,548	876	1,299

Tax effect of:
Adjustment to unrecognized deferred tax assets	(92)	137	67
Recognition of previously unrecognized tax losses and deductible temporary differences	(12)	119	(222)
Non-deductible expenses/non-taxable income and other permanent differences, net	73	(147)	(5)
All other	(4)	(10)	7

Total tax effect	(35)	99	(153)

Total tax for the period in the income statement	1,513	975	1,146

Total tax for the period in shareholders' equity	(22)	(31)	(44)

Effective Tax Rate	21.5%	24.5%	19.4%

Schedule of components of the deferred tax asset

	2022	2021
(DKK million)

Share-based instruments	128	136
Deferred revenue	113	113
Other temporary differences	11	15

Total Deferred Taxes	252	264

Schedule of Result Per Share

(DKK million)	2022	2021	2020

Net profit	5,522	3,008	4,758

(Shares)

Average number of shares outstanding	65,783,130	65,634,300	65,315,975
Average number of treasury shares	(395,829)	(238,663)	(136,969)

Average number of shares excl. treasury shares	65,387,301	65,395,637	65,179,006
Average number of share-based instruments, dilution	622,303	650,114	706,869

Average number of shares, diluted	66,009,604	66,045,751	65,885,875

Basic net profit per share	84.45	46.00	73.00
Diluted net profit per share	83.65	45.54	72.21